Employee benefits - Balance sheet location and funded status (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	$ (38)	$ (41)
Underfunded plans-Noncurrent	(719)	(1,025)
Pension and other employee benefits	916	892
Current liabilities.
Other employee-related benefits, Current	(10)	(8)
Pension and other employee benefits, Current	(38)	(41)
Non-current liabilities
Other employee-related benefits, Noncurrent	(108)	(122)
Pension and other employee benefits, Noncurrent	(719)	(1,025)
Funded status, difference of benefit obligation and plan assets
ABO	5,953	8,452
Switzerland | PBO exceeds fair value of plan assets
Funded status, difference of benefit obligation and plan assets
PBO	9	12
ABO	9	12
Fair value of plan assets	9	8
Switzerland | ABO exceeds fair value of plan assets
Funded status, difference of benefit obligation and plan assets
PBO	9	12
ABO	9	12
Fair value of plan assets	9	8
International | PBO exceeds fair value of plan assets
Funded status, difference of benefit obligation and plan assets
PBO	2,274	2,994
ABO	2,222	2,917
Fair value of plan assets	1,689	2,133
International | ABO exceeds fair value of plan assets
Funded status, difference of benefit obligation and plan assets
PBO	2,274	2,979
ABO	2,222	2,905
Fair value of plan assets	1,689	2,119
Defined pension benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Pension and other employee benefits	915	891
Funded status, difference of benefit obligation and plan assets
Fair value of plan assets	6,355	8,576
Defined pension benefits | Underfunded Plan
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	(22)	(23)
Underfunded plans-Noncurrent	(567)	(841)
Defined pension benefits | Switzerland
Defined Benefit Plan Amounts Recognized in Balance Sheet
Funded status-overfunded (underfunded)	726	679
Funded status, difference of benefit obligation and plan assets
PBO	2,457	3,434	$ 3,870
Fair value of plan assets	3,183	4,113	4,133
Defined pension benefits | Switzerland | Overfunded Plan
Funded status, difference of benefit obligation and plan assets
Fair value of plan assets	726	683
Defined pension benefits | Switzerland | Underfunded Plan
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	0	0
Underfunded plans-Noncurrent	0	(4)
Defined pension benefits | International
Defined Benefit Plan Amounts Recognized in Balance Sheet
Funded status-overfunded (underfunded)	(400)	(652)
Funded status, difference of benefit obligation and plan assets
PBO	3,572	5,115	5,527
Fair value of plan assets	3,172	4,463	4,608
Defined pension benefits | International | Overfunded Plan
Funded status, difference of benefit obligation and plan assets
Fair value of plan assets	189	208
Defined pension benefits | International | Underfunded Plan
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	(22)	(23)
Underfunded plans-Noncurrent	(567)	(837)
Other postretirement benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Pension and other employee benefits	1	1
Other postretirement benefits | Underfunded Plan
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	(6)	(10)
Underfunded plans-Noncurrent	(44)	(62)
Other postretirement benefits | International
Defined Benefit Plan Amounts Recognized in Balance Sheet
Funded status-overfunded (underfunded)	(50)	(71)
Funded status, difference of benefit obligation and plan assets
PBO	50	71	98
Fair value of plan assets	0	0	$ 0
Other postretirement benefits | International | Overfunded Plan
Funded status, difference of benefit obligation and plan assets
Fair value of plan assets	0	0
Other postretirement benefits | International | Underfunded Plan
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	(6)	(7)
Underfunded plans-Noncurrent	$ (44)	$ (64)